Major Group Investments Direct and Indirect - Summary of Share Held in Investments in Associates Joint Ventures other Equity Investments and Percentage of Beneficial Interest (Detail) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FSE [member]
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Joint ventures, Group beneficial interest	40.00%	40.00%	40.00%
Equity investments [member] | Galiano Gold Inc. (formerly Asanko Gold Inc.) [member]
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed equity investments, Shares held	21,971,657	22,354,657
Listed equity investments, Group beneficial interest	9.80%	9.90%
Equity investments [member] | Bezant Resources PLC [member]
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed equity investments, Shares held	17,945,922	17,945,922
Listed equity investments, Group beneficial interest	0.60%	1.80%
Equity investments [member] | Cardinal Resources Limited [member]
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed equity investments, Shares held		81,038,233
Listed equity investments, Group beneficial interest		16.40%
Equity investments [member] | Clancy Exploration Limited [member]
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed equity investments, Shares held	710,592	710,592
Listed equity investments, Group beneficial interest	0.20%	0.20%
Equity investments [member] | Consolidated Woodjam Copper Corporation [member]
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed equity investments, Shares held	16,115,740	16,115,740
Listed equity investments, Group beneficial interest	16.30%	19.90%
Equity investments [member] | Lefroy Exploration Limited [member]
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed equity investments, Shares held	21,613,910	18,214,535
Listed equity investments, Group beneficial interest	18.00%	18.40%
Equity investments [member] | Magmatic Resources Limited [member]
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed equity investments, Shares held	19,200,000	19,200,000
Listed equity investments, Group beneficial interest	10.90%	12.50%
Equity investments [member] | Orsu Metals Corporation [member]
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed equity investments, Shares held	2,613,491	2,613,491
Listed equity investments, Group beneficial interest	6.10%	6.20%
Equity investments [member] | Chakana Copper Corp3 [ member]
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed equity investments, Shares held	15,686,275	15,686,275
Listed equity investments, Group beneficial interest	16.80%	16.80%
Equity investments [member] | Amarc Resources Limited [member]
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed equity investments, Shares held	5,000,000
Listed equity investments, Group beneficial interest	2.80%
Associates [member] | Rusoro Mining Limited [member]
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Listed associates, Shares held	140,000,001	140,000,001
Listed associates, Group beneficial interest	25.70%	25.70%
Joint ventures [member] | FSE [member]
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Joint ventures, Shares held	1,737,699	1,737,699
Joint ventures, Group beneficial interest	40.00%	40.00%
Joint ventures [member] | Asanko Gold Ghana Limited [member]
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Joint ventures, Shares held	450,000,000	450,000,000
Joint ventures, Group beneficial interest	45.00%	45.00%
Joint ventures [member] | Adansi Gold Company Limited [member]
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Joint ventures, Shares held	100,000	100,000
Joint ventures, Group beneficial interest	50.00%	50.00%
Joint ventures [member] | Shika Group Finance Limited [member]
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Joint ventures, Shares held	10,000	10,000
Joint ventures, Group beneficial interest	50.00%	50.00%